Income Taxes (Schedule of deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax asset, net	$ 2,642	$ 1,004
Deferred tax liabilities, net	(7,541)	0
Net deferred tax assets (liabilities)	$ (4,899)	$ 1,004